Pension and Other Employee Benefits - Summary of Expected Future Settlements of Defined Contribution Plans (Detail) ₱ in Millions	Dec. 31, 2023 PHP (₱)
Less than 1 year [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 238
2025 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	344
2026 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	538
2027 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	593
2028 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	1,284
Later than five years [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	12,214
Defined Contribution Plans [Member] | Less than 1 year [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	85
Defined Contribution Plans [Member] | 2025 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	144
Defined Contribution Plans [Member] | 2026 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	140
Defined Contribution Plans [Member] | 2027 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	186
Defined Contribution Plans [Member] | 2028 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	254
Defined Contribution Plans [Member] | Later than five years [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 2,069